PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,177,256	$ 2,558,263
Less - Accumulated depreciation	(448,557)	(347,173)
Property, plant and equipment, net	2,728,699	2,211,090		$ 2,793,029
Depreciation	104,293	88,474	$ 113,533
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	253,110	91,256
Process units, pipelines and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,504,008	2,209,712
Building and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	49,020	34,265
Computers furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	81,780	72,642
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	289,338	150,388
Capitalized interest	$ 8,333	3,529
Hydrocracker Project [Member]
Property, Plant and Equipment [Line Items]
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset		$ 28,508